UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

FORM N-Q

Item 1.                        Schedule of Investments.

2

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2015 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Australia--6.6%
AGL Energy	30,304	369,475
Alumina	112,290	121,887
Amcor	54,243	571,342
AMP	131,408	634,909
APA Group	48,299	320,209
Aristocrat Leisure	23,345	146,239
Asciano	43,860	260,644
ASX	8,643	280,818
Aurizon Holdings	93,932	363,897
AusNet Services	72,030	73,184
Australia & New Zealand Banking Group	122,493	2,926,051
Bank of Queensland	16,530	166,136
Bendigo & Adelaide Bank	21,277	204,359
BHP Billiton	142,691	2,758,740
Boral	34,041	165,219
Brambles	69,585	553,392
Caltex Australia	12,163	307,169
CIMIC Group	3,781	65,777
Coca-Cola Amatil	25,822	175,157
Cochlear	2,549	170,054
Commonwealth Bank of Australia	71,967	4,606,039
Computershare	20,349	183,844
Crown Resorts	16,028	159,685
CSL	21,167	1,531,114
Dexus Property Group	39,676	225,630
Federation Centres	148,531	325,707
Flight Centre Travel Group	2,140	55,718
Fortescue Metals Group	69,153	93,766
Goodman Group	74,748	357,327
GPT Group	72,184	243,237
Harvey Norman Holdings	21,349	69,599

Healthscope	46,800		93,731
Iluka Resources	20,315		117,012
Incitec Pivot	75,161		198,879
Insurance Australia Group	102,340		440,605
James Hardie Industries-CDI	20,721		287,623
Lend Lease Group	24,424		278,324
Macquarie Group	12,835		770,712
Medibank Private	120,463		184,030
Mirvac Group	165,195		228,217
National Australia Bank	115,577		2,937,410
Newcrest Mining	32,811	a	270,291
Orica	16,497		231,644
Origin Energy	49,071		406,749
Platinum Asset Management	9,947		55,112
Qantas Airways	19,563	a	53,624
QBE Insurance Group	59,719		637,315
Ramsay Health Care	5,864		286,668
REA Group	2,402		76,217
Rio Tinto	18,923		731,149
Santos	43,776		236,786
Scentre Group	230,511		667,230
Seek	15,531		171,421
Sonic Healthcare	16,149		243,991
South32	92,257	a	117,779
South32	140,512	a	183,333
Stockland	102,579		318,666
Suncorp Group	57,088		595,466
Sydney Airport	50,012		205,081
Tabcorp Holdings	33,277		117,971
Tatts Group	60,376		175,645
Telstra	185,868		881,734
TPG Telecom	11,417		79,364
Transurban Group	84,562		616,253
Treasury Wine Estates	32,787		138,282
Wesfarmers	50,049		1,552,965
Westfield	88,537		649,104
Westpac Banking	138,100		3,518,921
Woodside Petroleum	32,206		839,237

Woolworths	56,384		1,178,719
WorleyParsons	8,268		55,600
			39,315,184
Austria--.2%
ANDRITZ	3,077		171,939
Erste Group Bank	11,780	a	353,061
OMV	6,042		160,748
Raiffeisen Bank International	4,550	a	66,461
Voestalpine	5,210		223,611
			975,820
Belgium--1.3%
Ageas	9,383		386,381
Anheuser-Busch InBev	35,697		4,247,776
Colruyt	3,021		146,614
Delhaize Group	4,428		399,208
Groupe Bruxelles Lambert	3,568		294,558
KBC Groep	10,847		755,981
Proximus	7,132		268,584
Solvay	2,539		339,494
Telenet Group Holding	2,488	a	140,338
UCB	5,652		437,367
Umicore	3,997		174,974
			7,591,275
China--.0%
Yangzijiang Shipbuilding Holdings	91,000		85,571
Denmark--1.7%
AP Moller - Maersk, Cl. A	172		284,015
AP Moller - Maersk, Cl. B	317		539,775
Carlsberg, Cl. B	4,597		400,513
Coloplast, Cl. B	4,760		343,260
Danske Bank	31,176		973,612
DSV	7,535		257,493
ISS	5,849		201,427
Novo Nordisk, Cl. B	84,215		4,937,748
Novozymes, Cl. B	10,484		547,278
Pandora	5,100		573,434
TDC	34,438		259,748
Tryg	5,250		105,775

Vestas Wind Systems	9,852		537,776
William Demant Holding	1,152	a	87,737
			10,049,591
Finland--.8%
Elisa	6,146		207,018
Fortum	19,036		334,500
Kone, Cl. B	14,048		588,740
Metso	5,095		139,945
Neste Oil	6,289		174,813
Nokia	162,774		1,149,468
Nokian Renkaat	5,391		161,989
Orion, Cl. B	4,426		184,858
Sampo, Cl. A	19,425		960,007
Stora Enso, Cl. R	25,073		235,574
UPM-Kymmene	24,084		444,364
Wartsila	6,890		316,449
			4,897,725
France--9.6%
Accor	9,535		467,828
Aeroports de Paris	1,397		167,541
Air Liquide	15,341		1,997,359
Airbus Group	26,207		1,859,306
Alcatel-Lucent	121,052	a	456,933
Alstom	10,083	a	296,331
Altice	3,963		500,522
Arkema	2,875		224,117
Atos	3,641		277,192
AXA	86,281		2,274,193
BNP Paribas	47,075		3,066,332
Bollore	38,356		212,307
Bouygues	8,879		325,842
Bureau Veritas	12,417		290,126
Cap Gemini	6,858		655,643
Carrefour	23,917		820,970
Casino Guichard Perrachon	2,511		186,448
Christian Dior	2,346		486,313
Cie de St-Gobain	21,086		999,602
Cie Generale des Etablissements Michelin	8,060		789,589

CNP Assurances	6,982		117,435
Credit Agricole	47,492		748,207
Danone	25,871		1,752,786
Dassault Systemes	5,567		420,457
Edenred	9,836		245,376
Electricite de France	10,350		246,548
Engie	64,595		1,240,411
Essilor International	9,130		1,169,150
Eurazeo	1,999		129,902
Eutelsat Communications	7,008		213,579
Fonciere des Regions	1,331		114,954
Gecina	1,323		169,491
Groupe Eurotunnel	21,449		308,235
Hermes International	1,151		448,055
ICADE	1,719		127,470
Iliad	1,107		262,665
Imerys	1,513		114,023
JCDecaux	3,359		128,581
Kering	3,368		649,528
Klepierre	7,641		347,795
L'Oreal	11,184		2,092,379
Lafarge	8,398		488,548
Lagardere	5,470		163,492
Legrand	11,818		727,479
LVMH Moet Hennessy Louis Vuitton	12,421		2,328,579
Natixis	41,535		305,215
Numericable - SFR	4,262	a	232,375
Orange	82,722		1,356,836
Pernod-Ricard	9,484		1,135,843
Peugeot	19,087	a	382,457
Publicis Groupe	8,128		615,398
Remy Cointreau	971		69,092
Renault	8,555		787,157
Rexel	12,502		197,099
Safran	12,926		977,535
Sanofi	52,520		5,650,915
Schneider Electric	24,531		1,713,188
SCOR	6,481		248,552

Societe BIC	1,167		199,874
Societe Generale	32,294		1,588,916
Sodexo	4,049		377,356
Suez Environnement	12,933		247,925
Technip	4,348		247,450
Thales	4,176		282,653
Total	95,000		4,702,841
Unibail-Rodamco	4,379		1,165,277
Valeo	3,509		468,231
Vallourec	4,458		73,269
Veolia Environnement	19,858		443,269
Vinci	21,066		1,351,126
Vivendi	50,916		1,338,408
Wendel	1,271		169,250
Zodiac Aerospace	8,322		248,141
			57,685,267
Germany--8.2%
adidas	9,292		759,961
Allianz	20,300		3,324,104
Axel Springer	1,985		111,094
BASF	40,784		3,518,333
Bayer	36,695		5,412,325
Bayerische Motoren Werke	14,748		1,478,784
Beiersdorf	4,323		369,469
Brenntag	6,639		369,157
Commerzbank	47,842	a	619,213
Continental	4,913		1,098,295
Daimler	42,748		3,821,095
Deutsche Annington Immobilien	20,169		629,077
Deutsche Bank	61,390		2,158,837
Deutsche Boerse	8,664		786,244
Deutsche Lufthansa	11,009	a	149,319
Deutsche Post	43,170		1,304,762
Deutsche Telekom	141,149		2,550,026
Deutsche Wohnen-BR	13,290		328,477
E.ON	89,249		1,177,192
Evonik Industries	6,181		247,331
Fraport Frankfurt Airport Services Worldwide	1,609		105,654

Fresenius & Co.	16,476		1,136,894
Fresenius Medical Care & Co.	9,607		784,247
GEA Group	8,253		349,412
Hannover Rueck	2,781		294,978
HeidelbergCement	6,074		463,285
Henkel & Co.	4,614		465,839
HUGO BOSS	3,014		363,452
Infineon Technologies	49,313		552,682
K+S	8,440		346,298
Kabel Deutschland Holding	981	a	133,057
LANXESS	3,947		227,707
Linde	8,276		1,564,236
MAN	1,628		169,748
Merck	5,588		568,411
METRO	6,767		213,666
Muenchener Rueckversicherungs	7,711		1,416,797
OSRAM Licht	4,089		232,800
ProSiebenSat.1 Media	9,422		481,686
RWE	21,707		451,762
SAP	43,406		3,110,984
Siemens	35,211		3,768,050
Symrise	5,653		375,795
Telefonica Deutschland Holding	28,741		178,499
ThyssenKrupp	16,364		414,878
TUI	19,796	a	340,676
United Internet	5,268		260,554
Volkswagen	1,561		315,529
			49,300,671
Hong Kong--3.0%
AIA Group	535,000		3,485,095
ASM Pacific Technology	10,800		97,798
Bank of East Asia	49,550		200,698
BOC Hong Kong Holdings	160,000		644,970
Cathay Pacific Airways	52,000		123,019
Cheung Kong Infrastructure Holdings	27,000		234,917
Cheung Kong Property Holdings	119,475	a	995,586
CK Hutchison Holdings	119,475		1,773,870
CLP Holdings	82,288		698,975

First Pacific	120,250		96,327
Galaxy Entertainment Group	100,277		461,784
Hang Lung Properties	99,000		282,864
Hang Seng Bank	34,400		705,102
Henderson Land Development	49,545		327,220
HKT Trust	125,660		153,017
Hong Kong & China Gas	311,439		635,549
Hong Kong Exchanges & Clearing	49,400		1,339,458
Hysan Development	28,000		119,913
Kerry Properties	29,500		110,164
Li & Fung	259,200		200,611
Link REIT	99,000		582,330
MTR	64,500		287,460
New World Development	217,048		262,340
Noble Group	188,963		62,673
NWS Holdings	60,000		90,244
PCCW	167,000		99,955
Power Assets Holdings	62,500		588,938
Shangri-La Asia	41,000		52,888
Sino Land	127,730		198,376
SJM Holdings	78,530		91,169
Sun Hung Kai Properties	75,699		1,162,978
Swire Pacific, Cl. A	27,500		352,428
Swire Properties	56,000		180,230
Techtronic Industries	57,365		202,383
WH Group	257,000	b	164,763
Wharf Holdings	60,311		382,764
Wheelock & Co.	43,000		222,702
Yue Yuen Industrial Holdings	32,300		104,996
			17,776,554
Ireland--.4%
Bank of Ireland	1,228,951	a	516,933
CRH	35,421		1,047,023
Irish Bank Resolution	35,225	a,c	0
Kerry Group, Cl. A	6,927		524,847
Ryanair Holdings	4,000		54,737
			2,143,540

Israel--.7%

Azriele Group	1,603		66,447
Bank Hapoalim	48,286		268,110
Bank Leumi Le-Israel	60,234	a	262,293
Bezeq The Israeli Telecommunication	79,342		146,296
Delek Group	202		59,694
Israel	117		41,243
Israel Chemicals	18,647		128,891
Israel Discount Bank, Cl. A	1	a	2
Mizrahi Tefahot Bank	6,222		79,666
NICE Systems	2,452		152,655
Teva Pharmaceutical Industries	38,288		2,685,097
			3,890,394
Italy--2.4%
Assicurazioni Generali	50,767		999,684
Atlantia	18,499		494,098
Banca Monte dei Paschi di Siena	99,605	a	197,560
Banco Popolare	16,630	a	288,387
CNH Industrial	43,714		391,272
Enel	311,474		1,466,138
Enel Green Power	81,547		169,356
Eni	113,205		1,984,264
EXOR	4,701		236,769
Fiat Chrysler Automobiles	40,560	a	636,993
Finmeccanica	18,554	a	267,345
Intesa Sanpaolo	564,137		2,169,710
Intesa Sanpaolo-RSP	38,317		128,012
Luxottica Group	7,255		526,273
Mediobanca	25,082		273,121
Pirelli & C.	11,536		191,308
Prysmian	8,493		194,850
Saipem	10,910	a	95,136
Snam	93,495		460,010
STMicroelectronics	26,616		207,920
Telecom Italia	435,610	a	576,482
Telecom Italia-RSP	270,919		281,172
Tenaris	20,192		254,801
Terna Rete Elettrica Nazionale	68,305		318,518
UniCredit	211,401		1,401,152

Unione di Banche Italiane	37,953		308,029
UnipolSai	36,547		95,046
			14,613,406
Japan--22.2%
ABC-Mart	1,000		60,112
Acom	15,500	a	73,664
Advantest	6,400		56,029
Aeon	28,000		428,467
AEON Financial Service	5,360		139,693
AEON Mall	4,480		84,189
Air Water	7,000		121,548
Aisin Seiki	8,500		344,979
Ajinomoto	25,800		593,711
Alfresa Holdings	7,600		127,489
Amada Holdings Co.	14,200		139,210
ANA Holdings	53,000		168,919
Aozora Bank	54,959		211,082
Asahi Glass	42,800		251,064
Asahi Group Holdings	16,700		560,148
Asahi Kasei	55,900		424,973
Asics	7,000		201,356
Astellas Pharma	95,695		1,441,583
Bandai Namco Holdings	7,750		171,903
Bank of Kyoto	14,000		165,264
Bank of Yokohama	50,000		317,989
Benesse Holdings	3,200		86,368
Bridgestone	29,100		1,098,397
Brother Industries	10,800		149,362
CALBEE	3,500		156,171
Canon	47,317		1,516,465
Casio Computer	9,300		185,572
Central Japan Railway	6,400		1,121,620
Chiba Bank	34,000		271,320
Chiyoda	6,000		48,412
Chubu Electric Power	28,500		484,064
Chugai Pharmaceutical	9,928		361,280
Chugoku Bank	6,400		100,078
Chugoku Electric Power	14,000		209,545

Citizen Holdings	12,400	82,843
Colopl	2,100	40,836
Credit Saison	6,200	137,372
Dai Nippon Printing	25,800	286,655
Dai-ichi Life Insurance	47,400	964,560
Daicel	13,400	181,860
Daihatsu Motor	8,000	113,737
Daiichi Sankyo	28,683	587,616
Daikin Industries	10,500	679,469
Daito Trust Construction	3,300	348,679
Daiwa House Industry	25,700	640,245
Daiwa Securities Group	72,000	559,861
Denso	21,700	1,076,814
Dentsu	9,300	527,527
Don Quijote Holdings	5,600	239,029
East Japan Railway	14,900	1,472,748
Eisai	11,100	725,013
Electric Power Development	6,080	210,213
FamilyMart	2,617	126,695
FANUC	8,929	1,489,908
Fast Retailing	2,358	1,167,632
Fuji Electric	27,000	111,760
Fuji Heavy Industries	26,200	969,274
FUJIFILM Holdings	20,800	825,639
Fujitsu	79,800	418,912
Fukuoka Financial Group	33,000	169,879
GungHo Online Entertainment	19,400	64,492
Gunma Bank	19,000	141,348
Hachijuni Bank	20,000	155,404
Hakuhodo DY Holdings	11,200	125,343
Hamamatsu Photonics	6,400	166,797
Hankyu Hanshin Holdings	53,000	335,273
Hikari Tsushin	700	48,913
Hino Motors	12,100	156,894
Hirose Electric	1,365	163,335
Hiroshima Bank	25,000	146,649
Hisamitsu Pharmaceutical	2,400	87,336
Hitachi	215,900	1,401,299

Hitachi Chemical	4,000		70,844
Hitachi Construction Machinery	5,000		83,310
Hitachi High-Technologies	2,700		63,069
Hitachi Metals	10,000		148,868
Hokuhoku Financial Group	51,000		120,571
Hokuriku Electric Power	7,700		118,481
Honda Motor	72,459		2,326,628
Hoya	18,400		779,144
Hulic	14,000		138,605
Ibiden	6,300		104,360
Idemitsu Kosan	3,600		66,257
IHI	60,000		238,674
Iida Group Holdings	7,800		136,949
INPEX	42,000		457,667
Isetan Mitsukoshi Holdings	15,020		273,774
Isuzu Motors	26,900		372,891
ITOCHU	68,600		841,898
Itochu Techno-Solutions	1,800		42,075
Iyo Bank	11,000		140,057
J Front Retailing	9,900		186,361
Japan Airlines	5,200		196,361
Japan Airport Terminal	1,800		95,857
Japan Display	14,800	a	45,976
Japan Exchange Group	11,700		407,827
Japan Prime Realty Investment	39		126,344
Japan Real Estate Investment	58		260,201
Japan Retail Fund Investment	113		221,560
Japan Tobacco	49,000		1,903,106
JFE Holdings	21,560		404,549
JGC	9,000		153,879
Joyo Bank	27,462		162,643
JSR	7,700		128,235
JTEKT	9,800		169,455
JX Holdings	96,476		411,873
Kajima	38,800		192,849
Kakaku.com	6,700		106,662
Kamigumi	9,400		88,513
Kaneka	12,000		86,658

Kansai Electric Power	29,499	a	400,350
Kansai Paint	10,000		162,908
Kao	22,300		1,131,959
Kawasaki Heavy Industries	65,000		285,311
KDDI	77,863		1,979,323
Keihan Electric Railway	21,000		137,419
Keikyu	20,000		164,764
Keio	25,000		208,375
Keisei Electric Railway	13,000		158,809
Keyence	1,985		1,001,029
Kikkoman	7,000		245,128
Kintetsu Group Holdings	80,354		286,573
Kirin Holdings	36,700		565,299
Kobe Steel	133,000		206,043
Koito Manufacturing	4,000		157,341
Komatsu	41,700		772,191
Konami	4,400		91,880
Konica Minolta	19,000		237,165
Kubota	49,000		839,565
Kuraray	14,500		171,049
Kurita Water Industries	4,800		104,997
Kyocera	13,900		717,235
Kyowa Hakko Kirin	10,705		174,307
Kyushu Electric Power	18,000	a	255,327
Lawson	3,000		223,424
LIXIL Group	11,924		239,471
M3	8,100		191,038
Mabuchi Motor	2,000		119,902
Makita	5,300		292,936
Marubeni	72,000		400,855
Marui Group	9,500		133,146
Maruichi Steel Tube	2,000		51,559
Mazda Motor	23,200		455,913
McDonald's Holdings Co. Japan	3,000		63,904
Medipal Holdings	5,800		103,332
MEIJI Holdings	2,821		401,293
Minebea	15,000		235,164
Miraca Holdings	2,700		124,396

Mitsubishi	61,598	1,331,761
Mitsubishi Chemical Holdings	60,580	395,932
Mitsubishi Electric	86,000	925,332
Mitsubishi Estate	56,000	1,244,846
Mitsubishi Gas Chemical	16,000	88,821
Mitsubishi Heavy Industries	134,700	713,198
Mitsubishi Logistics	6,000	87,336
Mitsubishi Materials	47,000	170,275
Mitsubishi Motors	28,600	243,458
Mitsubishi Tanabe Pharma	9,200	153,364
Mitsubishi UFJ Financial Group	566,190	4,111,599
Mitsubishi UFJ Lease & Finance	24,300	130,387
Mitsui & Co.	74,200	964,807
Mitsui Chemicals	38,000	142,575
Mitsui Fudosan	41,286	1,175,436
Mitsui OSK Lines	52,000	156,082
mixi	1,600	69,327
Mizuho Financial Group	1,031,900	2,230,573
MS&AD Insurance Group Holdings	21,957	692,185
Murata Manufacturing	9,000	1,336,184
Nabtesco	5,600	123,219
Nagoya Railroad	42,000	157,921
NEC	114,800	366,812
NEXON	4,600	63,135
NGK Insulators	11,000	282,245
NGK Spark Plug	7,926	210,085
NH Foods	8,000	194,618
NHK Spring	7,000	74,273
Nidec	9,400	842,272
Nikon	16,260	193,386
Nintendo	4,625	813,904
Nippon Building Fund	61	272,675
Nippon Electric Glass	17,085	82,988
Nippon Express	39,000	206,431
Nippon Paint Holdings	6,900	197,922
Nippon Prologis REIT	70	138,097
Nippon Steel & Sumitomo Metal	336,615	796,077
Nippon Telegraph & Telephone	33,600	1,291,432

Nippon Yusen	69,800	190,924
Nissan Motor	111,100	1,074,381
Nisshin Seifun Group	9,438	135,400
Nissin Foods Holdings	2,600	117,271
Nitori Holdings	3,200	287,376
Nitto Denko	7,200	545,512
NOK	4,600	134,918
Nomura Holdings	157,900	1,122,952
Nomura Real Estate Holdings	4,800	95,818
Nomura Research Institute	5,300	217,671
NSK	20,000	258,523
NTT Data	5,500	263,162
NTT DOCOMO	68,200	1,438,729
NTT Urban Development	5,500	54,097
Obayashi	30,000	231,170
Odakyu Electric Railway	28,000	280,373
Oji Holdings	35,000	153,064
Olympus	10,800	413,927
Omron	9,000	353,290
Ono Pharmaceutical	3,700	446,323
Oracle Japan	1,400	58,966
Oriental Land	8,800	558,738
ORIX	57,500	859,705
Osaka Gas	83,000	332,107
OTSUKA	2,100	110,308
Otsuka Holdings	17,100	614,405
Panasonic	98,495	1,157,923
Park24	3,800	69,141
Rakuten	41,100	661,759
Recruit Holdings	6,300	198,757
Resona Holdings	98,400	541,643
Ricoh	31,300	308,997
Rinnai	1,500	106,144
Rohm	4,300	249,114
Sankyo	2,200	83,608
Sanrio	2,100	58,458
Santen Pharmaceutical	16,500	242,970
SBI Holdings	7,830	108,856

Secom	9,400		633,923
Sega Sammy Holdings	7,484		93,539
Seibu Holdings	5,900		135,248
Seiko Epson	11,400		201,720
Sekisui Chemical	19,000		211,103
Sekisui House	26,300		391,205
Seven & I Holdings	33,560		1,549,985
Seven Bank	26,000		123,984
Sharp	70,000	a	92,629
Shikoku Electric Power	6,900		116,192
Shimadzu	12,000		178,933
Shimamura	1,000		103,280
Shimano	3,500		486,021
Shimizu	27,000		237,027
Shin-Etsu Chemical	17,900		1,071,241
Shinsei Bank	67,000		146,504
Shionogi & Co.	13,300		530,669
Shiseido	16,000		387,364
Shizuoka Bank	23,400		264,710
Showa Shell Sekiyu	8,500		79,901
SMC	2,400		609,223
SoftBank	42,700		2,370,748
Sompo Japan Nipponkoa Holdings	14,670		517,507
Sony	55,580	a	1,584,412
Sony Financial Holdings	7,000		133,917
Stanley Electric	6,600		141,122
Sumitomo	48,600		553,115
Sumitomo Chemical	64,000		365,611
Sumitomo Dainippon Pharma	6,900		82,565
Sumitomo Electric Industries	32,500		485,002
Sumitomo Heavy Industries	25,000		126,276
Sumitomo Metal Mining	23,000		309,828
Sumitomo Mitsui Financial Group	56,600		2,531,895
Sumitomo Mitsui Trust Holdings	143,640		667,349
Sumitomo Realty & Development	16,000		561,456
Sumitomo Rubber Industries	7,600		114,673
Suntory Beverage & Food	6,000		253,681
Suruga Bank	8,000		171,897

Suzuken	3,212		113,775
Suzuki Motor	16,000		557,776
Sysmex	6,300		408,190
T&D Holdings	26,300		400,967
Taiheiyo Cement	54,000		178,206
Taisei	46,000		270,577
Taisho Pharmaceutical Holdings	1,500		100,819
Taiyo Nippon Sanso	6,000		70,585
Takashimaya	12,000		114,931
Takeda Pharmaceutical	35,200		1,772,284
TDK	5,500		385,646
Teijin	40,000		146,206
Terumo	13,500		348,570
THK	5,500		106,685
Tobu Railway	46,000		221,584
Toho	5,400		127,925
Toho Gas	18,000		107,621
Tohoku Electric Power	19,700		289,138
Tokio Marine Holdings	30,200		1,258,587
Tokyo Electric Power	64,972	a	466,576
Tokyo Electron	7,700		425,027
Tokyo Gas	104,000		561,895
Tokyo Tatemono	8,500		118,994
Tokyu	49,820		366,610
Tokyu Fudosan Holdings	20,900		157,844
TonenGeneral Sekiyu	13,000		130,173
Toppan Printing	26,000		226,361
Toray Industries	63,000		501,926
Toshiba	180,000		551,902
TOTO	12,000		195,586
Toyo Seikan Group Holdings	7,100		110,738
Toyo Suisan Kaisha	4,000		151,370
Toyoda Gosei	2,400		53,099
Toyota Industries	7,300		404,656
Toyota Motor	121,257		8,074,668
Toyota Tsusho	8,900		225,848
Trend Micro	4,900		179,497
Unicharm	16,900		406,426

United Urban Investment	114	165,571
USS	9,800	172,302
West Japan Railway	7,500	539,133
Yahoo! Japan	61,100	267,699
Yakult Honsha	4,100	272,264
Yamada Denki	36,200	138,450
Yamaguchi Financial Group	9,000	120,329
Yamaha	7,200	169,695
Yamaha Motor	11,200	254,663
Yamato Holdings	16,100	357,114
Yamazaki Baking	4,000	63,840
Yaskawa Electric	11,300	134,121
Yokogawa Electric	8,800	98,981
Yokohama Rubber	4,500	89,103
		132,939,034
Luxembourg--.1%
RTL Group	1,680	151,965
SES	13,578	419,997
		571,962
Macau--.1%
MGM China Holdings	40,000	84,930
Sands China	107,813	477,018
Wynn Macau	69,200	143,001
		704,949
Mexico--.0%
Fresnillo	10,059	101,635
Netherlands--2.7%
Aegon	79,780	613,679
Akzo Nobel	10,647	762,505
ASML Holding	15,593	1,552,210
Boskalis Westminster	4,086	199,714
Delta Lloyd	9,633	171,017
Gemalto	3,376	289,904
Heineken	10,218	805,060
Heineken Holding	4,485	311,498
ING Groep	171,499	2,917,521
Koninklijke Ahold	40,073	797,684
Koninklijke DSM	7,895	450,962

Koninklijke KPN	138,135		546,144
Koninklijke Philips	41,425		1,151,705
Koninklijke Vopak	2,912		152,230
NN Group	8,689		268,102
OCI	3,786	a	127,088
QIAGEN	9,940	a	278,351
Randstad Holding	5,773		395,248
RELX	45,120		751,719
TNT Express	19,298		161,710
Unilever	72,379		3,243,995
Wolters Kluwer	12,965		429,727
			16,377,773
New Zealand--.1%
Auckland International Airport	46,910		167,522
Contact Energy	16,082		52,548
Fletcher Building	31,140		162,800
Meridian Energy	52,186		77,508
Mighty River Power	29,098		53,013
Ryman Healthcare	16,781		93,048
Spark New Zealand	78,060		152,521
			758,960
Norway--.6%
DNB	43,300		706,078
Gjensidige Forsikring	9,640		154,718
Norsk Hydro	62,574		233,414
Orkla	36,127		288,363
Seadrill	16,377		148,063
Statoil	48,520		820,898
Telenor	33,013		724,241
Yara International	7,988		397,618
			3,473,393
Portugal--.1%
Banco Comercial Portugues, Cl. R	1,375,710	a	105,761
Banco Espirito Santo	118,053	a,c	13
Energias de Portugal	103,730		383,687
Galp Energia	16,122		186,798
Jeronimo Martins	10,446		155,220
			831,479

Singapore--1.3%
Ascendas Real Estate Investment Trust	93,912		165,665
CapitaLand	116,500		273,448
CapitaLand Commercial Trust	96,000		99,719
CapitaLand Mall Trust	117,000		170,573
City Developments	17,000		115,618
ComfortDelGro	92,700		203,395
DBS Group Holdings	75,588		1,111,904
Genting Singapore	289,327		185,594
Global Logistic Properties	136,843		229,427
Golden Agri-Resources	278,440		63,935
Hutchison Port Holdings Trust	265,000		159,000
Jardine Cycle & Carriage	4,913		105,827
Keppel	62,400		341,145
Oversea-Chinese Banking	132,787		996,011
Sembcorp Industries	43,254		112,561
Sembcorp Marine	38,000		72,297
Singapore Airlines	22,233		174,059
Singapore Exchange	35,000		203,339
Singapore Press Holdings	69,075		210,470
Singapore Technologies Engineering	68,000		162,583
Singapore Telecommunications	346,951		1,034,391
StarHub	26,918		75,151
Suntec Real Estate Investment Trust	99,000		123,042
United Overseas Bank	56,212		909,652
UOL Group	21,111		103,104
Wilmar International	88,000		205,270
			7,607,180
South Africa--.1%
Mondi	15,913		382,697
Spain--3.4%
Abertis Infraestructuras	20,818		340,778
ACS Actividades de Construccion y Servicios	7,940		266,399
Aena	2,977	b	328,257
Amadeus IT Holding, Cl. A	19,435		847,589
Banco Bilbao Vizcaya Argentaria	281,009		2,843,606
Banco de Sabadell	219,241		499,380
Banco Popular Espanol	77,813		357,129

Banco Santander	638,485		4,406,440
Bankia	207,019		273,512
Bankinter	32,065		247,670
CaixaBank	114,775		511,643
Distribuidora Internacional de Alimentacion	28,026	a	175,413
Enagas	9,024		253,513
Endesa	13,574		285,332
Ferrovial	19,310		469,527
Gas Natural SDG	14,999		325,911
Grifols	6,799		300,099
Iberdrola	244,343		1,723,878
Inditex	48,607		1,664,203
Mapfre	47,485		152,592
Red Electrica	4,768		381,057
Repsol	48,023		806,941
Telefonica	196,979		3,015,669
Zardoya Otis	6,593		72,335
			20,548,873
Sweden--2.9%
Alfa Laval	13,304		244,744
Assa Abloy, Cl. B	44,433		901,871
Atlas Copco, Cl. A	29,743		812,983
Atlas Copco, Cl. B	16,792		412,464
Boliden	11,860		219,005
Electrolux, Ser. B	10,732		308,646
Elekta, Cl. B	17,440		115,839
Ericsson, Cl. B	135,654		1,451,400
Getinge, Cl. B	9,499		233,105
Hennes & Mauritz, Cl. B	42,295		1,682,632
Hexagon, Cl. B	11,240		363,386
Husqvarna, Cl. B	20,372		148,656
ICA Gruppen	3,218		117,429
Industrivarden, Cl. C	7,189		135,917
Investment AB Kinnevik, Cl. B	10,364		331,701
Investor, Cl. B	20,224		780,429
Lundin Petroleum	8,991	a	130,382
Millicom International Cellular, SDR	2,952		215,923
Nordea Bank	135,280		1,685,757

Sandvik	46,050		465,478
Securitas, Cl. B	13,206		189,362
Skandinaviska Enskilda Banken, Cl. A	67,990		819,655
Skanska, Cl. B	17,185		361,957
SKF, Cl. B	17,040		333,422
Svenska Cellulosa, Cl. B	26,116		743,512
Svenska Handelsbanken, Cl. A	65,088		995,927
Swedbank, Cl. A	39,337		922,009
Swedish Match	8,504		260,539
Tele2, Cl. B	14,711		153,049
TeliaSonera	116,315		707,187
Volvo, Cl. B	66,636		788,656
			17,033,022
Switzerland--9.6%
ABB	97,852	a	1,987,824
Actelion	4,558	a	674,054
Adecco	7,606	a	634,817
Aryzta	3,764	a	191,141
Baloise Holding	2,128		271,313
Barry Callebaut	84	a	93,971
Cie Financiere Richemont	23,229		2,004,863
Coca-Cola HBC-CDI	8,469	a	176,958
Credit Suisse Group	67,959	a	2,002,972
Dufry	1,787	a	247,994
EMS-Chemie Holding	396		193,226
Geberit	1,653		572,212
Givaudan	400	a	745,110
Glencore	494,796	a	1,607,208
Julius Baer Group	9,646	a	533,560
Kuehne + Nagel International	2,440		336,848
LafargeHolcim	10,164	a	707,893
Lindt & Spruengli	5		333,747
Lindt & Spruengli-PC	44		247,708
Lonza Group	2,276	a	329,988
Nestle	142,602		10,802,511
Novartis	101,719		10,568,755
Pargesa Holding-BR	1,256		84,552
Partners Group Holding	711		238,030

Roche Holding	31,154		8,998,325
Schindler Holding	876		142,328
Schindler Holding-PC	1,967		316,943
SGS	236		450,605
Sika-BR	91		329,890
Sonova Holding	2,370		337,485
Sulzer	959		98,451
Swatch Group	2,074		169,989
Swatch Group-BR	1,371		590,369
Swiss Life Holding	1,420	a	335,345
Swiss Prime Site	2,618	a	208,616
Swiss Re	15,708		1,414,256
Swisscom	1,143		664,769
Syngenta	4,138		1,704,361
Transocean	15,112		207,686
UBS Group	162,210	a	3,735,043
Zurich Insurance Group	6,653	a	2,026,263
			57,317,979
United Kingdom--19.6%
3i Group	41,459		358,360
Aberdeen Asset Management	39,934		227,000
Admiral Group	9,276		214,535
Aggreko	10,853		203,383
AMEC Foster Wheeler	16,968		217,284
Anglo American	62,300		789,221
Antofagasta	18,804		166,501
ArcelorMittal	42,990		389,986
ARM Holdings	61,044		959,964
Ashtead Group	23,009		352,672
Associated British Foods	15,815		796,245
AstraZeneca	56,080		3,783,331
Aviva	178,406		1,448,756
Babcock International Group	10,761		166,620
BAE Systems	140,932		1,056,852
Barclays	731,153		3,299,237
Barratt Developments	42,985		426,259
BG Group	151,746		2,588,936
BHP Billiton	94,002		1,735,885

BP	809,338		4,998,090
British American Tobacco	82,741		4,911,354
British Land	43,080		565,789
BT Group	369,901		2,682,916
Bunzl	14,361		411,307
Burberry Group	19,164		481,532
Capita	28,521		580,798
Carnival	8,328		461,951
Centrica	215,745		897,885
Cobham	51,208		208,958
Compass Group	74,418		1,191,199
Croda International	5,747		272,833
Diageo	111,692		3,121,306
Direct Line Insurance Group	63,227		361,283
Dixons Carphone	41,035		292,086
easyJet	7,546		193,732
Experian	44,387		832,495
G4S	69,165		296,707
GKN	70,382		350,069
GlaxoSmithKline	215,741		4,703,278
Hammerson	35,471		364,487
Hargreaves Lansdown	10,793		201,921
HSBC Holdings	851,083		7,704,737
ICAP	23,517		189,686
IMI	12,873		213,294
Imperial Tobacco Group	42,584		2,237,763
Inmarsat	19,204		266,310
InterContinental Hotels Group	10,147		427,526
International Consolidated Airlines Group	37,752	a	313,944
Intertek Group	6,956		265,813
Intu Properties	43,243		222,580
Investec	22,814		208,598
ITV	170,697		748,257
J Sainsbury	54,998		227,516
Johnson Matthey	9,326		424,538
Kingfisher	101,612		572,366
Land Securities Group	35,155		712,598
Legal & General Group	265,489		1,080,862

Lloyds Banking Group	2,536,354		3,295,458
London Stock Exchange Group	14,071		573,739
Marks & Spencer Group	73,189		621,766
Meggitt	35,607		258,288
Melrose Industries	41,946		181,317
Merlin Entertainments	33,913	b	220,049
National Grid	165,378		2,203,232
Next	6,626		826,763
Old Mutual	217,694		721,057
Pearson	36,382		683,494
Persimmon	13,614	a	435,197
Petrofac	12,065		165,803
Prudential	114,072		2,685,462
Randgold Resources	3,889		234,549
Reckitt Benckiser Group	28,752		2,760,928
RELX	50,514		881,934
Rexam	32,409		281,652
Rio Tinto	56,585		2,197,214
Rolls-Royce Holdings	82,227	a	1,019,571
Royal Bank of Scotland Group	113,494	a	606,507
Royal Dutch Shell, Cl. A	172,245		4,949,337
Royal Dutch Shell, Cl. B	108,412		3,149,848
Royal Mail	27,821		219,405
RSA Insurance Group	44,836		359,892
SABMiller	43,050		2,261,915
Sage Group	46,544		378,690
Schroders	5,191		256,409
Segro	33,856		237,285
Severn Trent	10,230		352,103
Shire	26,230		2,326,640
Sky	45,891		816,987
Smith & Nephew	38,664		717,912
Smiths Group	16,974		299,268
Sports Direct International	11,250	a	139,143
SSE	44,111		1,043,619
Standard Chartered	110,106		1,685,420
Standard Life	86,897		616,631
Subsea 7	12,720	a	111,418

Tate & Lyle	21,771		185,292
Taylor Wimpey	140,980		427,993
Tesco	362,638		1,221,535
Travis Perkins	11,023		386,799
Tullow Oil	38,752		148,811
Unilever	57,067		2,590,673
United Utilities Group	29,300		408,146
Vodafone Group	1,176,841		4,444,741
Weir Group	9,166		220,007
Whitbread	8,082		655,041
William Hill	40,472		255,909
WM Morrison Supermarkets	97,954		279,169
Wolseley	11,288		750,242
WPP	58,687		1,347,230
			117,476,881
Total Common Stocks
(cost $487,681,297)			584,450,815

Preferred Stocks--.5%
Germany
Bayerische Motoren Werke	2,457		192,288
Fuchs Petrolub	2,998		130,303
Henkel & Co.	7,964		944,617
Porsche Automobil Holding	6,890		518,260
Volkswagen	7,239		1,450,121
Total Preferred Stocks
(cost $2,209,354)			3,235,589

	Number of
Rights--.0%	Rights		Value ($)
Spain
Zardoya Otis
(cost $5,950)	6,575	[a]	2,823
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.05%, 12/10/15	490,000	d	489,864
0.07%, 9/17/15	15,000	d	14,999

Total Short-Term Investments
(cost $504,901)		504,863

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,856,434)	5,856,434 [e]	5,856,434
Total Investments (cost $496,257,936)	99.3%	594,050,524
Cash and Receivables (Net)	.7%	3,926,370
Net Assets	100.0%	597,976,894

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $713,069 or .1% of net assets.
c The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2015, the value of these securities amounted to $13 or less than .01% of net assets.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $97,792,588 of which $141,029,529 related to appreciated investment securities and $43,236,941 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.0
Consumer Discretionary	12.9
Industrial	11.8
Health Care	11.7
Consumer Staples	11.1
Materials	6.8

Energy	4.9
Telecommunication Services	4.9
Information Technology	4.5
Utilities	3.6
Short-Term/Money Market Investments	1.1
99.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2015	($)
Financial Futures Long
ASX SPI 200	8	826,121	September 2015	19,308
DJ Euro STOXX 50	73	2,884,596	September 2015	74,529
FTSE 100	26	2,701,710	September 2015	23,970
TOPIX	12	1,607,294	September 2015	27,242
				145,049

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/16/2015 a	273,900	206,731	199,669	(7,062)
9/16/2015 b	334,801	247,571	244,065	(3,506)
9/16/2015 c	647,999	478,787	472,381	(6,406)
9/16/2015 d	1,265,936	968,973	922,848	(46,125)

British Pound,
Expiring:
9/16/2015 a	535,000	837,435	835,202	(2,233)
9/16/2015 b	336,640	522,471	525,537	3,066
9/16/2015 c	717,200	1,113,826	1,119,639	5,813
9/16/2015 e	393,700	611,128	614,615	3,487
9/16/2015 f	1,523,150	2,353,236	2,377,828	24,592

Euro,
Expiring:
9/16/2015 b	1,124,295	1,263,805	1,235,547	(28,258)
9/16/2015 c	1,670,800	1,848,945	1,836,129	(12,816)
9/16/2015 e	827,044	930,526	908,882	(21,644)
9/16/2015 f	627,992	693,203	690,133	(3,070)
9/16/2015 g	570,120	645,587	626,535	(19,052)
9/16/2015 h	570,119	646,729	626,534	(20,195)

Japanese Yen,

Expiring:
9/16/2015 a	49,290,000	399,539	397,957	(1,582)
9/16/2015 b	120,478,527	981,494	972,718	(8,776)
9/16/2015 c	164,673,634	1,336,552	1,329,540	(7,012)
9/16/2015 e	180,544,056	1,470,131	1,457,675	(12,456)
9/16/2015 f	22,215,051	183,664	179,360	(4,304)

Sales:		Proceeds ($)
Australian Dollar,
Expiring:
9/16/2015 b	139,100	105,960	101,402	4,558
9/16/2015 c	1,096,200	829,391	799,113	30,278
9/16/2015 f	69,625	51,589	50,756	833

British Pound,
Expiring:
9/16/2015 a	66,600	104,576	103,971	605
9/16/2015 b	1,516,800	2,371,172	2,367,915	3,257
9/16/2015 c	397,400	619,139	620,391	(1,252)
9/16/2015 f	11,459	17,586	17,889	(303)

Euro,
Expiring:
9/16/2015 b	500,700	552,890	550,245	2,645
9/16/2015 c	205,700	229,069	226,054	3,015
9/16/2015 f	2,382,046	2,650,466	2,617,755	32,711

Japanese Yen,
Expiring:
9/16/2015 a	50,070,000	404,586	404,255	331
9/16/2015 b	16,150,000	131,756	130,392	1,364
9/16/2015 c	229,625,000	1,864,042	1,853,944	10,098

Gross Unrealized Appreciation	126,653
Gross Unrealized Depreciation	(206,052)

Counterparties:
Bank of America
Royal Bank of Canada
Standard Chartered Bank
Westpac Bank
Citigroup
Goldman Sachs International
Bank of Montreal
HSBC

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	584,450,802	-	13	584,450,815
Equity Securities - Foreign Preferred Stocks+	3,235,589	-	-	3,235,589
Mutual Funds	5,856,434	-	-	5,856,434
U.S. Treasury	-	504,863	-	504,863
Rights+	2,823	-	-	2,823
Other Financial Instruments:
Financial Futures++	145,049	-	-	145,049
Forward Foreign Currency Exchange Contracts++	-	126,653	-	126,653
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(206,052)	-	(206,052)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end July 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2015 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--.9%
Dorman Products	78,281	a,b	4,131,671
Drew Industries	57,280		3,360,045
Gentherm	96,640	a,b	4,863,891
Standard Motor Products	44,619		1,631,717
Superior Industries International	30,050		508,446
Winnebago Industries	66,696		1,489,322
			15,985,092
Banks--9.8%
Astoria Financial	226,837		3,429,775
Bank Mutual	165,021		1,199,703
Banner	61,119		2,912,932
BBCN Bancorp	185,555		2,848,269
BofI Holding	30,612	b	3,760,684
Boston Private Financial Holdings	253,456		3,188,476
Brookline Bancorp	143,696		1,619,454
Cardinal Financial	100,780		2,354,221
Central Pacific Financial	93,858		2,185,953
City Holding	37,313		1,799,233
Columbia Banking System	124,684		4,088,388
Community Bank System	105,503		4,033,380
CVB Financial	284,178		5,032,792
Dime Community Bancshares	84,341		1,433,797
F.N.B.	424,188		5,849,553
First BanCorp	336,333	b	1,449,595
First Commonwealth Financial	295,442		2,718,066
First Financial Bancorp	153,551		2,919,005
First Financial Bankshares	180,929	a	6,147,967
First Midwest Bancorp	221,187		4,151,680
First NBC Bank Holding	41,995	b	1,604,209
Glacier Bancorp	214,617		6,030,738
Hanmi Financial	107,588		2,723,052
Home BancShares	164,243		6,540,156

Independent Bank	57,915		2,800,769
LegacyTexas Financial Group	105,269		3,199,125
LendingTree	16,925	b	1,403,421
MB Financial	162,487		5,540,807
National Penn Bancshares	417,181		4,472,180
NBT Bancorp	95,440		2,579,743
Northfield Bancorp	160,681		2,419,856
Northwest Bancshares	253,605	a	3,218,247
OFG Bancorp	117,146		944,197
Old National Bancorp	275,138		3,959,236
Oritani Financial	136,475		2,144,022
Pinnacle Financial Partners	96,997		5,149,571
PrivateBancorp	197,472		8,163,492
Provident Financial Services	162,688		3,191,939
S&T Bancorp	91,632		2,833,261
Simmons First National, Cl. A	54,265		2,466,344
Southside Bancshares	42,528	a	1,161,865
Sterling Bancorp	277,353		4,129,786
Talmer Bancorp, Cl. A	150,773		2,457,600
Texas Capital Bancshares	113,382	b	6,682,735
Tompkins Financial	21,942		1,185,965
TrustCo Bank	184,658		1,150,419
UMB Financial	99,124		5,433,978
United Bankshares	156,559		6,345,336
United Community Banks	141,787		2,959,095
Walker & Dunlop	73,408	b	1,758,122
Westamerica Bancorporation	56,729	a	2,778,586
Wilshire Bancorp	169,402		1,968,451
Wintrust Financial	123,525		6,660,468
			179,179,694
Capital Goods--9.6%
AAON	125,576		2,786,531
AAR	80,388		2,166,457
Aceto	66,875		1,566,881
Actuant, Cl. A	159,069		3,668,131
Aegion	91,284	b	1,804,685
Aerojet Rocketdyne Holdings	158,311	b	3,706,061
Aerovironment	36,172	b	942,642

Albany International, Cl. A	81,615		3,037,710
American Science & Engineering	9,504		424,734
American Woodmark	41,178	b	2,707,865
Apogee Enterprises	79,226		4,371,691
Applied Industrial Technologies	94,836		3,663,515
Astec Industries	46,089		1,811,759
AZZ	60,207		3,115,712
Barnes Group	138,658		5,397,956
Briggs & Stratton	147,606		2,727,759
Chart Industries	79,817	b	2,179,004
CIRCOR International	43,576	a	2,084,240
Comfort Systems USA	103,809		2,869,281
Cubic	70,296		3,119,034
Curtiss-Wright	132,362		8,917,228
DXP Enterprises	32,979	b	1,210,329
Dycom Industries	86,048	b	5,684,331
EMCOR Group	173,425		8,294,918
Encore Wire	54,756		1,879,773
EnerSys	124,098		7,749,920
Engility Holdings	25,547		559,735
EnPro Industries	50,100		2,539,068
ESCO Technologies	80,134		3,050,701
Federal Signal	201,311		3,011,613
Franklin Electric	92,574		2,671,686
General Cable	164,551		2,685,472
Gibraltar Industries	54,324	b	1,039,761
Griffon	120,012		2,069,007
Harsco	208,348		2,862,702
Hillenbrand	166,028		4,708,554
John Bean Technologies	83,222		3,033,442
Kaman	84,500		3,335,215
Lindsay	25,828	a	2,166,194
Lydall	49,238	b	1,462,861
Moog, Cl. A	111,484	b	7,453,820
Mueller Industries	164,182		5,314,571
MYR Group	54,413	b	1,634,567
National Presto Industries	15,580		1,233,313
Orion Marine Group	50,589	b	366,264

PGT	89,622	b	1,440,226
Powell Industries	9,293		277,303
Quanex Building Products	109,758		2,203,941
Simpson Manufacturing	123,380		4,419,472
Standex International	26,248		1,964,400
TASER International	135,743	a,b	3,694,924
Tennant	46,071		2,755,507
Titan International	125,092		1,168,359
Toro	144,476		9,872,045
Universal Forest Products	60,167		3,820,605
Veritiv	11,749	b	437,768
Vicor	60,931	b	634,292
Watts Water Technologies, Cl. A	76,801		4,259,383
			176,034,918
Commercial & Professional Services--4.4%
ABM Industries	122,066		4,023,295
Brady, Cl. A	120,903		2,843,639
CDI	46,063		557,823
Essendant	107,777		3,968,349
Exponent	68,056		3,027,811
G&K Services, Cl. A	52,956		3,471,795
Healthcare Services Group	175,402		6,123,284
Heidrick & Struggles International	36,877		806,500
Insperity	57,339		2,883,005
Interface	198,666		5,159,356
Kelly Services, Cl. A	84,461		1,261,847
Korn/Ferry International	143,007		4,787,874
Matthews International, Cl. A	72,253		3,890,824
Mobile Mini	112,661		4,183,103
Navigant Consulting	146,509	b	2,303,121
On Assignment	134,628	b	5,158,945
Resources Connection	104,396		1,652,589
Tetra Tech	156,083		4,158,051
The Brink's Company	127,628		3,985,822
TrueBlue	128,040	b	3,298,310
UniFirst	45,099		4,997,871
US Ecology	48,051		2,205,060
Viad	49,706		1,425,071

WageWorks	91,313	b	4,561,084
			80,734,429
Consumer Durables & Apparel--4.1%
Arctic Cat	37,933		1,085,263
Callaway Golf	195,317		1,789,104
Crocs	197,221	a,b	3,102,286
Ethan Allen Interiors	78,233		2,361,854
G-III Apparel Group	97,476	b	7,040,691
Helen of Troy	77,240	b	6,780,127
Iconix Brand Group	133,749	b	2,906,366
iRobot	78,466	b	2,415,968
La-Z-Boy	143,825		3,653,155
M/I Homes	58,256	b	1,461,060
Meritage Homes	89,988	b	4,058,459
Movado Group	55,420		1,403,789
Oxford Industries	38,198		3,205,958
Perry Ellis International	53,824	b	1,296,620
Ryland Group	122,574	a	5,573,440
Standard Pacific	379,595	b	3,412,559
Steven Madden	145,102	b	6,047,851
Sturm Ruger & Co.	49,988	a	3,000,280
TopBuild	97,722	b	2,810,485
Unifi	37,348	b	1,152,559
Universal Electronics	45,404	b	2,353,743
Wolverine World Wide	293,308		8,599,791
			75,511,408
Consumer Services--3.6%
American Public Education	54,730	b	1,415,865
Biglari Holdings	1,401	b	609,169
BJ's Restaurants	52,574	b	2,710,715
Bob Evans Farms	60,777		3,033,988
Boyd Gaming	229,028	b	3,914,089
Capella Education	29,091		1,498,477
Career Education	123,606	b	393,067
DineEquity	41,448		4,311,006
Interval Leisure Group	105,292		2,244,825
Marcus	68,456		1,434,838
Marriott Vacations Worldwide	79,289		6,628,560

Monarch Casino & Resort	38,400	b	714,624
Papa John's International	74,705		5,644,710
Pinnacle Entertainment	166,545	b	6,411,983
Popeyes Louisiana Kitchen	60,264	b	3,656,820
Red Robin Gourmet Burgers	34,034	b	3,119,216
Regis	107,799	b	1,577,099
Ruby Tuesday	150,203	b	1,102,490
Ruth's Hospitality Group	110,912		1,944,287
Scientific Games, Cl. A	123,192	a,b	1,860,199
Sonic	149,785		4,451,610
Strayer Education	29,270	b	1,627,705
Texas Roadhouse	163,233		6,429,748
			66,735,090
Diversified Financials--3.5%
Calamos Asset Management, Cl. A	67,277		807,997
Cash America International	80,202	a	2,224,001
Encore Capital Group	54,162	a,b	2,329,508
Enova International	73,384	b	1,326,783
Evercore Partners, Cl. A	100,866		5,930,921
EZCORP, Cl. A	102,152	b	724,258
Financial Engines	137,292	a	6,296,211
First Cash Financial Services	78,462	b	3,191,050
Green Dot, Cl. A	102,654	b	2,126,991
Greenhill & Co.	81,156		3,191,865
HFF, Cl. A	96,273		4,413,154
Interactive Brokers Group, Cl. A	142,312		5,713,827
Investment Technology Group	109,814		2,234,715
MarketAxess Holdings	103,255		10,098,339
Piper Jaffray	49,556	b	2,222,587
PRA Group	135,595	a,b	8,617,062
Virtus Investment Partners	14,312		1,729,748
World Acceptance	31,406	a,b	1,709,115
			64,888,132
Energy--2.9%
Approach Resources	87,128	a,b	338,928
Basic Energy Services	107,392	a,b	648,648
Bill Barrett	130,406	a,b	740,706
Bonanza Creek Energy	97,720	b	763,193

Bristow Group	96,580		4,350,929
CARBO Ceramics	45,998	a	1,511,034
Carrizo Oil & Gas	126,000	b	4,804,380
Cloud Peak Energy	188,586	a,b	599,703
Comstock Resources	320,883	a	404,313
Contango Oil & Gas	41,176	b	377,996
Era Group	55,725	b	943,424
Exterran Holdings	168,049		4,165,935
Geospace Technologies	25,022	b	436,384
Green Plains	113,361		2,544,954
Gulf Island Fabrication	45,208		515,823
GulfMark Offshore, Cl. A	77,856	a	733,404
Hornbeck Offshore Services	80,923	a,b	1,472,799
ION Geophysical	416,928	b	329,331
Matrix Service	84,414	b	1,635,943
Newpark Resources	252,175	b	1,823,225
Northern Oil and Gas	145,444	a,b	692,313
PDC Energy	112,483	a,b	5,281,077
Penn Virginia	172,256	a,b	230,823
Pioneer Energy Services	213,065	b	779,818
REX American Resources	21,930	b	1,132,465
Rex Energy	115,897	a,b	259,609
SEACOR Holdings	48,342	b	3,053,764
Stone Energy	156,326	b	905,128
Synergy Resources	215,833	b	2,100,055
Tesco	108,185		1,038,576
TETRA Technologies	167,471	b	797,162
Tidewater	124,472	a	2,430,938
Unit	122,161	b	2,410,237
US Silica Holdings	140,805	a	3,170,929
			53,423,946
Food & Staples Retailing--.3%
Andersons	74,346		2,773,106
SpartanNash	88,633		2,854,869
			5,627,975
Food, Beverage & Tobacco--2.0%
B&G Foods	136,732		4,037,696
Cal-Maine Foods	88,472	a	4,791,644

Calavo Growers	30,948		1,686,975
Darling Ingredients	419,273	b	5,387,658
Diamond Foods	60,946	b	1,969,165
J&J Snack Foods	37,416		4,428,558
Sanderson Farms	60,237	a	4,337,666
Seneca Foods, Cl. A	22,294	b	650,762
Snyder's-Lance	144,276		4,691,856
Universal	66,990	a	3,821,780
			35,803,760
Health Care Equipment & Services--9.2%
Abaxis	65,938	a	3,300,856
ABIOMED	97,258	b	7,533,605
Air Methods	110,734	a,b	4,361,812
Almost Family	16,403	b	717,795
Amedisys	85,108	b	3,713,262
AMN Healthcare Services	124,131	b	3,653,175
Amsurg	120,690	b	8,658,301
Analogic	38,499		3,101,095
AngioDynamics	67,007	b	1,038,609
Anika Therapeutics	48,227	b	1,827,803
Bio-Reference Laboratories	55,869	b	2,478,908
Cantel Medical	84,349		4,629,073
Chemed	47,029		6,981,925
Computer Programs & Systems	30,162		1,410,677
CONMED	78,023		4,425,465
CorVel	31,789	b	1,015,976
Cross Country Healthcare	58,622	b	707,568
CryoLife	75,803		830,043
Cyberonics	73,197	b	4,494,296
Cynosure, Cl. A	44,820	b	1,739,016
Ensign Group	57,493		2,939,042
ExamWorks Group	88,509	b	3,104,896
Greatbatch	75,000	b	4,089,750
Haemonetics	133,757	b	5,351,618
Hanger	82,302	b	1,781,015
HealthEquity	88,700	a	2,985,642
HealthStream	53,985	b	1,514,819
Healthways	92,002	b	1,164,745

HMS Holdings	233,355	b	2,688,250
ICU Medical	37,464	b	3,743,403
Integra LifeSciences Holdings	66,152	b	4,242,328
Invacare	78,435		1,337,317
IPC Healthcare	41,222	b	2,285,760
Kindred Healthcare	212,947		4,393,097
Landauer	29,920		1,061,562
LHC Group	45,193	b	1,820,826
Magellan Health	63,518	b	3,848,556
Masimo	119,402	b	4,976,675
MedAssets	162,212	b	3,779,540
Medidata Solutions	147,861	b	7,954,922
Meridian Bioscience	120,398		2,178,000
Merit Medical Systems	115,906	b	2,962,557
Natus Medical	94,607	b	4,272,452
Neogen	93,598	b	5,446,468
NuVasive	116,837	b	6,427,203
Omnicell	103,551	b	3,781,683
PharMerica	82,941	b	2,834,094
Providence Service	25,703	b	1,209,583
Quality Systems	149,813		1,910,116
Select Medical Holdings	251,243		3,625,436
SurModics	53,791	b	1,263,551
Vascular Solutions	40,565	b	1,510,235
			169,104,401
Household & Personal Products--.4%
Central Garden & Pet, Cl. A	103,199	b	1,040,246
Inter Parfums	56,924		1,729,920
Medifast	42,236	b	1,303,825
WD-40	34,348		3,078,611
			7,152,602
Insurance--2.5%
American Equity Investment Life
Holding	202,531		5,982,766
AMERISAFE	47,757		2,390,238
eHealth	29,773	b	484,407
Employers Holdings	105,239		2,525,736
HCI Group	24,807		1,113,338

Horace Mann Educators	93,406		3,291,627
Infinity Property & Casualty	27,988		2,169,350
Navigators Group	32,336	b	2,528,028
ProAssurance	142,101		6,862,057
RLI	89,499		4,943,030
Safety Insurance Group	25,211		1,461,986
Selective Insurance Group	152,070		4,685,277
Stewart Information Services	60,370		2,482,414
United Fire Group	60,477		2,090,085
United Insurance Holdings	41,653		668,947
Universal Insurance Holdings	95,766		2,625,904
			46,305,190
Materials--4.7%
A. Schulman	83,506	a	3,108,928
AK Steel Holding	438,033	a,b	1,292,197
American Vanguard	33,562		430,265
Balchem	76,835		4,354,239
Boise Cascade	96,961	b	3,217,166
Calgon Carbon	164,715		2,913,808
Century Aluminum	144,418	a,b	1,345,976
Clearwater Paper	58,781	b	3,459,262
Deltic Timber	21,708		1,408,849
Flotek Industries	113,406	a,b	1,941,511
FutureFuel	70,573		807,355
Glatfelter	103,789		2,118,333
Globe Specialty Metals	165,976		2,562,669
H.B. Fuller	123,066		4,930,024
Hawkins	9,943		362,721
Haynes International	24,753		1,053,735
Headwaters	198,039	b	3,764,721
Innophos Holdings	58,772		3,025,583
Intrepid Potash	170,228	b	1,453,747
Kaiser Aluminum	52,833		4,461,747
KapStone Paper and Packaging	204,871		4,793,981
Koppers Holdings	43,275		878,483
Kraton Performance Polymers	74,046	b	1,519,424
LSB Industries	40,348	b	1,489,245
Materion	69,921		2,139,583

Myers Industries	58,642		887,253
Neenah Paper	49,555		3,002,042
Olympic Steel	32,416		392,882
OM Group	82,017		2,778,736
Quaker Chemical	37,269		3,454,836
Rayonier Advanced Materials	110,665	a	1,554,843
Schweitzer-Mauduit International	81,197		3,223,521
Stepan	53,146		2,604,685
Stillwater Mining	376,950	b	3,588,564
SunCoke Energy	177,976		2,187,325
TimkenSteel	100,284		1,868,291
Tredegar	46,188		778,730
Wausau Paper	154,403		1,364,923
			86,520,183
Media--.6%
EW Scripps, Cl. A	153,775		3,378,437
Gannet Company	304,751		3,855,100
Harte-Hanks	143,675		673,836
Scholastic	65,804		2,835,494
Sizmek	73,893	b	573,410
			11,316,277
Pharmaceuticals, Biotech & Life Sciences--4.0%
Acorda Therapeutics	111,092	b	3,817,121
Affymetrix	241,423	b	2,645,996
Albany Molecular Research	48,747	a,b	1,030,512
ANI Pharmaceuticals	21,086	a,b	1,497,739
Cambrex	92,927	b	4,576,655
Depomed	162,773	a,b	5,127,350
Emergent BioSolutions	93,731	b	3,077,189
Enanta Pharmaceuticals	30,682	b	1,554,043
Impax Laboratories	172,726	b	8,370,302
Lannett Company	80,023	a,b	4,769,371
Ligand Pharmaceuticals	52,229	a,b	5,654,312
Luminex	102,315	b	1,762,887
Medicines	158,712	b	4,981,970
MiMedx Group	278,775	a,b	2,991,256
Momenta Pharmaceuticals	148,306	b	3,224,172
Nektar Therapeutics	354,013	a,b	4,464,104

Prestige Brands Holdings	146,337	b	6,968,568
Repligen	78,465	b	2,747,060
Sagent Pharmaceuticals	56,082	b	1,378,496
Spectrum Pharmaceuticals	167,925	a,b	1,161,201
Supernus Pharmaceuticals	82,278	b	1,745,116
			73,545,420
Real Estate--8.3%
Acadia Realty Trust	164,247	c	5,252,619
Agree Realty	45,236	c	1,401,864
American Assets Trust	100,319	c	4,175,277
Associated Estates Realty	163,190	c	4,691,713
Capstead Mortgage	289,004	a,c	3,199,274
CareTrust	64,402		835,938
Cedar Realty Trust	228,442	c	1,530,561
Chesapeake Lodging Trust	155,387	c	4,983,261
CoreSite Realty	60,807	c	3,052,511
Cousins Properties	520,551	c	5,403,319
DiamondRock Hospitality	577,332	c	7,280,157
EastGroup Properties	95,300	c	5,737,060
Education Realty Trust	133,368		4,219,764
EPR Properties	153,927	c	8,792,310
Forestar Group	74,024 a,b,c		947,507
Franklin Street Properties	193,396	c	2,276,271
GEO Group	204,421		7,716,893
Getty Realty	76,028	c	1,263,585
Government Properties Income Trust	170,723	c	2,948,386
Healthcare Realty Trust	245,591	c	5,904,008
Inland Real Estate	255,035	c	2,504,444
Kite Realty Group Trust	199,548		5,268,067
Lexington Realty Trust	603,743	c	5,192,190
LTC Properties	106,889	c	4,689,220
Medical Properties Trust	546,723	c	7,473,703
Parkway Properties	191,549	c	3,436,389
Pennsylvania Real Estate
Investment Trust	169,457	c	3,714,497
Post Properties	155,097	c	8,831,223
PS Business Parks	57,792	c	4,449,406
Retail Opportunity Investments	224,765		3,854,720

Sabra Health Care	152,505	c	4,171,012
Saul Centers	31,599	c	1,639,356
Sovran Self Storage	93,841	c	8,934,602
Summit Hotel Properties	231,366	c	3,153,519
Universal Health Realty Income
Trust	45,916	c	2,248,507
Urstadt Biddle Properties, Cl. A	68,697	c	1,312,113
			152,485,246
Retailing--5.1%
Barnes & Noble	109,406	b	2,876,284
Big 5 Sporting Goods	52,516		578,201
Blue Nile	37,348	b	1,184,679
Buckle	76,831	a	3,398,235
Caleres	114,211		3,773,531
Cato, Cl. A	78,711		3,023,290
Christopher & Banks	108,265	b	349,696
Finish Line, Cl. A	103,940		2,857,311
Francesca's Holdings	128,634	b	1,564,189
Fred's, Cl. A	60,235		1,086,639
FTD Companies	44,529	b	1,297,130
Genesco	59,617	b	3,856,624
Group 1 Automotive	55,162		5,349,059
Haverty Furniture	78,802		1,747,828
Hibbett Sports	68,196	a,b	3,106,328
Kirkland's	50,437		1,375,921
Lithia Motors, Cl. A	63,736		7,628,562
Lumber Liquidators Holdings	66,072	a,b	1,275,190
MarineMax	87,869	b	1,586,914
Men's Wearhouse	112,344		6,686,715
Monro Muffler Brake	82,272	a	5,203,704
NutriSystem	81,506		2,449,255
Outerwall	55,763	a	3,949,136
PEP Boys-Manny Moe & Jack	96,124	b	1,139,069
PetMed Express	59,167	a	996,964
Pool	121,341		8,544,833
Select Comfort	157,980	b	4,113,799
Sonic Automotive, Cl. A	82,850		1,929,577
Stage Stores	67,430		1,186,768

Stein Mart	53,935		549,598
The Children's Place	64,024		3,706,990
Tuesday Morning	98,094	b	920,122
Vitamin Shoppe	76,066	b	2,796,186
VOXX International	67,218	b	537,744
Zumiez	51,508	b	1,344,359
			93,970,430
Semiconductors & Semiconductor Equipment--3.2%
Advanced Energy Industries	118,577	b	3,105,532
Brooks Automation	188,147		1,984,951
Cabot Microelectronics	72,313	b	3,278,671
CEVA	25,013	b	468,493
Cirrus Logic	164,054	b	5,415,423
Cohu	91,189		903,683
Diodes	115,568	b	2,564,454
DSP Group	61,946	b	540,789
Exar	105,222	b	828,097
Kopin	154,486	b	460,368
Kulicke & Soffa Industries	211,891	b	2,205,785
Micrel	79,599		1,110,406
Microsemi	266,709	b	8,785,394
MKS Instruments	141,855		5,035,853
Monolithic Power Systems	96,878		5,009,561
Nanometrics	42,212	b	577,460
Pericom Semiconductor	88,145		1,055,096
Power Integrations	86,291		3,344,639
Rudolph Technologies	62,881	b	705,525
Semtech	172,911	b	3,041,504
Tessera Technologies	139,943		4,850,424
Ultratech	56,921	b	906,182
Veeco Instruments	94,105	b	2,435,437
			58,613,727
Software & Services--6.4%
Blackbaud	131,739		8,057,157
Blucora	114,102	b	1,616,825
Bottomline Technologies	96,217	b	2,642,119
CACI International, Cl. A	66,923	b	5,496,386
Cardtronics	134,856	b	4,999,112

Ciber	220,795	b	730,831
comScore	86,451	b	5,057,384
Constant Contact	98,521	b	2,545,783
CSG Systems International	99,355		3,089,941
Dealertrack Technologies	114,447	b	7,103,725
DHI Group	114,991	b	916,478
Ebix	64,798	a	2,008,090
Epiq Systems	81,158		1,343,165
ExlService Holdings	91,704	b	3,555,364
Forrester Research	35,925		1,123,734
Heartland Payment Systems	88,934		5,540,588
Interactive Intelligence Group	36,297	b	1,504,874
j2 Global	113,895		8,018,208
Liquidity Services	53,377	b	479,325
LivePerson	117,131	b	1,125,629
LogMeIn	67,885	b	4,994,978
ManTech International, Cl. A	61,944		1,846,551
MicroStrategy, Cl. A	23,213	b	4,731,970
Monotype Imaging Holdings	104,669		2,609,398
Monster Worldwide	310,359	a,b	2,188,031
NIC	179,646		3,240,814
Perficient	80,007	b	1,298,514
Progress Software	152,872	b	4,537,241
QuinStreet	77,713	b	452,290
Stamps.com	46,062	b	3,159,853
SYKES Enterprises	110,581	b	2,695,965
Synchronoss Technologies	88,284	b	4,219,975
Take-Two Interactive Software	227,862	b	7,195,882
Tangoe	79,921	b	880,729
TeleTech Holdings	51,424		1,395,133
VASCO Data Security International	74,580	a,b	1,520,686
Virtusa	63,017	b	3,021,035
XO Group	82,868	b	1,228,932
			118,172,695
Technology Hardware & Equipment--6.0%
ADTRAN	143,163		2,362,190
Agilysys	45,484	b	385,249
Anixter International	71,572	b	4,738,782

Badger Meter	33,852		1,991,175
Bel Fuse, Cl. B	27,512		607,465
Benchmark Electronics	157,619	b	3,477,075
Black Box	47,417		742,550
CalAmp	78,553	a,b	1,344,042
Checkpoint Systems	130,074		1,136,847
Coherent	72,761	b	4,216,500
Comtech Telecommunications	48,609		1,400,425
CTS	106,248		1,996,400
Daktronics	114,098		1,304,140
DTS	63,878	b	1,819,884
Electro Scientific Industries	40,589		186,709
Electronics For Imaging	113,454	b	5,184,848
Fabrinet	75,279	b	1,397,178
FARO Technologies	38,464	b	1,688,185
Harmonic	307,913	b	1,850,557
II-VI	135,761	b	2,307,937
Insight Enterprises	113,620	b	3,066,604
Itron	99,729	b	3,214,266
Ixia	157,254	b	2,075,753
JDS Uniphase	621,475	b	6,892,158
Littelfuse	61,951		5,699,492
Mercury Systems	60,623	b	854,178
Methode Electronics	117,162		3,143,456
MTS Systems	33,684		2,176,323
NETGEAR	91,379	b	3,060,283
Newport	107,545	b	1,703,513
OSI Systems	43,380	b	3,044,408
Park Electrochemical	43,156		762,135
Plexus	91,297	b	3,482,068
QLogic	233,029	b	2,066,967
Rofin-Sinar Technologies	80,079	b	1,997,170
Rogers	54,010	b	3,022,940
Sanmina	233,119	b	5,144,936
ScanSource	63,819	b	2,414,273
Super Micro Computer	90,501	a,b	2,413,662
SYNNEX	74,040		5,599,645
TTM Technologies	203,573	b	1,858,621

ViaSat	107,286	b	6,651,732
			110,482,721
Telecommunication Services--.7%
8x8	204,374	b	1,780,098
Atlantic Tele-Network	34,231		2,421,501
Cincinnati Bell	491,685	b	1,922,488
Consolidated Communications
Holdings	124,361		2,478,515
General Communication, Cl. A	107,982	b	1,986,869
Iridium Communications	222,870	a,b	1,653,695
Lumos Networks	34,062		475,506
Spok Holdings	63,569		1,063,509
			13,782,181
Transportation--2.8%
Allegiant Travel	34,427		7,323,656
ArcBest	80,064		2,646,115
Atlas Air Worldwide Holdings	68,228	b	3,353,406
Celadon Group	71,900		1,560,230
Echo Global Logistics	62,380	b	2,014,874
Forward Air	72,218		3,506,184
Hawaiian Holdings	152,030	a,b	3,302,092
Heartland Express	159,747		3,407,404
Hub Group, Cl. A	80,728	b	3,401,071
Knight Transportation	171,879		4,647,608
Marten Transport	62,388		1,209,703
Matson	124,332		5,149,831
Republic Airways Holdings	136,582	b	688,373
Roadrunner Transportation Systems	59,188	b	1,549,542
Saia	74,551	b	3,237,004
SkyWest	132,869		2,200,311
UTi Worldwide	204,772	b	1,720,085
			50,917,489
Utilities--3.7%
ALLETE	121,525		5,868,442
American States Water	112,702		4,344,662
Avista	160,777		5,308,857
El Paso Electric	93,082		3,390,977
Laclede Group	104,416	a	5,649,950

New Jersey Resources	207,377		5,993,195
Northwest Natural Gas	78,135		3,382,464
NorthWestern	119,841		6,452,239
Piedmont Natural Gas	216,191	a	8,217,420
South Jersey Industries	173,000		4,193,520
Southwest Gas	132,509		7,465,557
UIL Holdings	156,374		7,496,570
			67,763,853
Total Common Stocks
(cost $1,296,113,540)			1,814,056,859
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.05%, 12/10/15	685,000	[d]	684,810
0.12%, 9/17/15	330,000	[d]	329,982
Total Short-Term Investments
(cost $1,014,814)			1,014,792

Other Investment--1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $21,119,000)	21,119,000	[e]	21,119,000
Investment of Cash Collateral for
Securities Loaned--4.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $82,568,652)	82,568,652	[e]	82,568,652
Total Investments (cost $1,400,816,006)	104.4%		1,918,759,303
Liabilities, Less Cash and Receivables	(4.4%)		(80,079,177)
Net Assets	100.0%		1,838,680,126

a Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $144,253,926 and the value of the collateral held by the fund was $148,436,007, consisting of cash collateral of $82,568,652 and U.S. Government and Agency securities valued at $65,867,355.
b Non-income producing security.
c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $517,943,297 of which $605,705,239 related to appreciated investment securities and $87,761,942 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	9.8
Capital Goods	9.6
Health Care Equipment & Services	9.2
Real Estate	8.3
Software & Services	6.4
Technology Hardware & Equipment	6.0
Short-Term/Money Market Investments	5.7
Retailing	5.1
Materials	4.7
Commercial & Professional Services	4.4
Consumer Durables & Apparel	4.1
Pharmaceuticals, Biotech & Life Sciences	4.0
Utilities	3.7
Consumer Services	3.6
Diversified Financials	3.5
Semiconductors & Semiconductor Equipment	3.2
Energy	2.9
Transportation	2.8
Insurance	2.5
Food, Beverage & Tobacco	2.0
Automobiles & Components	.9
Telecommunication Services	.7
Media	.6
Household & Personal Products	.4
Food & Staples Retailing	.3
104.4

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)
Financial Futures Long
Russell 2000 Mini	203	25,074,560	September 2015	(272,288)

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,808,733,811	-	-	1,808,733,811
Equity Securities - Foreign Common Stocks+	5,323,048	-	-	5,323,048
Mutual Funds	103,687,652	-	-	103,687,652
U.S. Treasury	-	1,014,792	-	1,014,792
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(272,288)	-	-	(272,288)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

ative instrument that was held by the fund at period end July 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2015 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Automobiles & Components--1.0%
BorgWarner	34,014	1,690,836
Delphi Automotive	45,057	3,518,051
Ford Motor	610,078	9,047,457
General Motors	207,679	6,543,965
Goodyear Tire & Rubber	39,972	1,204,356
Harley-Davidson	31,460	1,834,118
Johnson Controls	101,928	4,643,840
		28,482,623
Banks--6.3%
Bank of America	1,622,726	29,014,341
BB&T	119,770	4,823,138
Citigroup	467,989	27,358,637
Comerica	27,913	1,323,914
Fifth Third Bancorp	124,158	2,616,009
Hudson City Bancorp	75,009	773,343
Huntington Bancshares	121,163	1,413,972
JPMorgan Chase & Co.	571,526	39,166,677
KeyCorp	131,566	1,952,439
M&T Bank	20,366	2,671,001
People's United Financial	51,257	833,951
PNC Financial Services Group	79,411	7,796,572
Regions Financial	206,736	2,147,987
SunTrust Banks	79,367	3,519,133
U.S. Bancorp	274,724	12,420,272
Wells Fargo & Co.	721,673	41,763,217
Zions Bancorporation	33,099	1,032,358
		180,626,961
Capital Goods--7.2%
3M	97,937	14,821,786
Allegion	15,171	959,111
AMETEK	36,831	1,953,885
Boeing	99,588	14,357,602

Caterpillar	93,158		7,325,014
Cummins	25,520		3,305,606
Danaher	95,237		8,719,900
Deere & Co.	51,028	a	4,825,718
Dover	24,883		1,594,254
Eaton	72,358		4,383,448
Emerson Electric	103,527		5,357,522
Fastenal	40,842	a	1,709,646
Flowserve	19,893		934,772
Fluor	22,863		1,068,845
General Dynamics	48,444		7,223,485
General Electric	1,551,823		40,502,580
Honeywell International	120,179		12,624,804
Illinois Tool Works	52,421		4,690,107
Ingersoll-Rand	41,300		2,535,820
Jacobs Engineering Group	18,643	b	785,243
Joy Global	15,730	a	415,429
L-3 Communications Holdings	12,764		1,473,731
Lockheed Martin	41,322		8,557,786
Masco	54,904		1,448,917
Northrop Grumman	30,030		5,195,490
PACCAR	54,950		3,562,958
Pall	16,831		2,128,280
Parker Hannifin	20,999		2,367,637
Pentair	27,944		1,699,275
Precision Castparts	21,087		4,110,278
Quanta Services	33,287	b	919,387
Raytheon	47,193		5,148,284
Rockwell Automation	20,401		2,382,429
Rockwell Collins	19,828		1,677,845
Roper Technologies	15,413		2,578,133
Snap-on	8,890		1,465,072
Stanley Black & Decker	23,833		2,514,143
Textron	43,549		1,903,091
United Rentals	15,519	b	1,039,618
United Technologies	127,573		12,796,848
W.W. Grainger	9,129		2,087,894
Xylem	26,291		907,828

			206,059,501
Commercial & Professional Services--.6%
ADT	25,069	a	865,633
Cintas	14,753		1,261,381
Dun & Bradstreet	5,080		633,832
Equifax	18,254		1,864,281
Nielsen	57,279		2,775,740
Pitney Bowes	33,134		693,163
Republic Services	37,530		1,596,151
Robert Half International	21,748		1,196,792
Stericycle	13,568	b	1,912,681
Tyco International	64,705		2,458,143
Waste Management	64,827		3,314,605
			18,572,402
Consumer Durables & Apparel--1.5%
Coach	42,482		1,325,438
D.R. Horton	48,467		1,438,985
Fossil Group	7,121	b	489,569
Garmin	19,207		804,965
Hanesbrands	61,836		1,918,771
Harman International Industries	10,580		1,139,043
Hasbro	16,767		1,320,234
Leggett & Platt	21,061		1,006,926
Lennar, Cl. A	28,095	a	1,490,159
Mattel	51,402		1,193,040
Michael Kors Holdings	31,602	b	1,326,968
Mohawk Industries	9,190	b	1,852,612
Newell Rubbermaid	40,399		1,748,469
NIKE, Cl. B	107,943		12,437,192
PulteGroup	51,608		1,069,318
PVH	12,256		1,422,186
Ralph Lauren	9,021		1,135,654
Under Armour, Cl. A	26,290	b	2,611,386
VF	52,872		4,075,902
Whirlpool	12,211		2,170,261
			41,977,078
Consumer Services--1.9%
Carnival	68,702		3,661,130

Chipotle Mexican Grill	4,798	b	3,561,220
Darden Restaurants	19,206		1,416,635
H&R Block	43,097		1,434,699
Marriott International, Cl. A	32,054	a	2,327,441
McDonald's	148,308		14,810,037
Royal Caribbean Cruises	25,449		2,286,593
Starbucks	232,099		13,445,495
Starwood Hotels & Resorts
Worldwide	25,834	c	2,052,770
Wyndham Worldwide	18,631		1,537,430
Wynn Resorts	12,968		1,338,687
Yum! Brands	66,933		5,874,040
			53,746,177
Diversified Financials--5.1%
Affiliated Managers Group	8,298	b	1,725,154
American Express	135,260		10,287,876
Ameriprise Financial	28,184		3,541,883
Bank of New York Mellon	171,977		7,463,802
Berkshire Hathaway, Cl. B	280,872	b	40,091,669
BlackRock	19,602		6,592,545
Capital One Financial	83,766		6,810,176
Charles Schwab	178,734		6,234,242
CME Group	49,259		4,730,834
Discover Financial Services	69,352		3,870,535
E*TRADE Financial	43,234	b	1,228,710
Franklin Resources	59,829		2,725,211
Goldman Sachs Group	62,186		12,752,483
Intercontinental Exchange	17,496		3,989,788
Invesco	64,933		2,506,414
Legg Mason	16,388		808,584
Leucadia National	50,704		1,192,558
McGraw-Hill Financial	42,031		4,276,654
Moody's	27,460		3,032,408
Morgan Stanley	237,801		9,236,191
NASDAQ OMX Group	19,205		980,031
Navient	57,377		900,819
Northern Trust	33,276		2,545,281
State Street	63,886		4,891,112

T. Rowe Price Group	40,201		3,100,703
			145,515,663
Energy--7.1%
Anadarko Petroleum	77,591		5,768,891
Apache	59,269		2,718,076
Baker Hughes	67,137		3,904,017
Cabot Oil & Gas	65,501		1,713,506
Cameron International	29,089	b	1,467,831
Chesapeake Energy	77,132	a	667,963
Chevron	289,461		25,611,509
Cimarex Energy	13,930		1,450,392
Columbia Pipeline Group	50,286		1,467,345
ConocoPhillips	190,704		9,600,039
CONSOL Energy	37,022	a	611,603
Devon Energy	59,638		2,947,310
Diamond Offshore Drilling	8,607	a	188,924
Ensco, Cl. A	37,589		623,226
EOG Resources	84,327		6,509,201
EQT	22,625		1,738,731
Exxon Mobil	644,092		51,018,527
FMC Technologies	36,831	b	1,206,584
Halliburton	131,578		5,498,645
Helmerich & Payne	17,332	a	1,000,750
Hess	37,542		2,215,353
Kinder Morgan	268,164		9,289,201
Marathon Oil	101,987		2,142,747
Marathon Petroleum	83,009		4,538,102
Murphy Oil	24,395		799,912
National Oilwell Varco	60,183	a	2,535,510
Newfield Exploration	25,095	b	822,865
Noble Energy	59,635		2,100,941
Occidental Petroleum	118,975		8,352,045
ONEOK	33,331		1,259,578
Phillips 66	83,086		6,605,337
Pioneer Natural Resources	22,669		2,873,749
Range Resources	26,647		1,048,293
Schlumberger	196,527		16,276,366
Southwestern Energy	59,237	b	1,101,808

Spectra Energy	104,130		3,150,974
Tesoro	18,975		1,847,026
Transocean	54,559	a	723,452
Valero Energy	77,755		5,100,728
Williams	104,712		5,495,286
			203,992,343
Food & Staples Retailing--2.5%
Costco Wholesale	67,865		9,860,785
CVS Health	174,551		19,631,751
Kroger	150,254		5,895,967
Sysco	91,032		3,305,372
Wal-Mart Stores	244,117		17,571,542
Walgreens Boots Alliance	134,505		12,997,218
Whole Foods Market	54,293		1,976,265
			71,238,900
Food, Beverage & Tobacco--5.3%
Altria Group	303,566		16,507,919
Archer-Daniels-Midland	96,089		4,556,540
Brown-Forman, Cl. B	23,471		2,544,491
Campbell Soup	28,353		1,398,086
Coca-Cola	605,943		24,892,138
Coca-Cola Enterprises	33,754		1,724,154
ConAgra Foods	67,129		2,957,704
Constellation Brands, Cl. A	26,177		3,141,764
Dr. Pepper Snapple Group	29,955		2,402,990
General Mills	92,377		5,377,265
Hershey	22,945		2,131,361
Hormel Foods	19,643		1,163,062
J.M. Smucker	15,052		1,681,158
Kellogg	39,410		2,607,760
Keurig Green Mountain	17,178		1,289,037
McCormick & Co.	20,030		1,642,660
Mead Johnson Nutrition	30,723		2,715,606
Molson Coors Brewing, Cl. B	24,957		1,775,441
Mondelez International, Cl. A	251,834		11,365,268
Monster Beverage	22,130	b	3,398,062
PepsiCo	227,119		21,882,916
Philip Morris International	238,739		20,419,347

Reynolds American	64,855		5,563,910
The Kraft Heinz	91,585		7,278,260
Tyson Foods, Cl. A	43,755	a	1,940,534
			152,357,433
Health Care Equipment & Services--5.1%
Abbott Laboratories	228,652		11,590,370
Aetna	53,803		6,078,125
AmerisourceBergen	32,095		3,394,046
Anthem	40,514		6,250,095
Baxter International	83,016		3,327,281
Becton Dickinson & Co.	32,372		4,925,400
Boston Scientific	208,633	b	3,617,696
C.R. Bard	11,681		2,297,069
Cardinal Health	50,579		4,298,203
Cerner	47,845	b	3,431,443
Cigna	39,979		5,759,375
DaVita HealthCare Partners	26,992	b	2,133,178
DENTSPLY International	21,622		1,230,508
Edwards Lifesciences	16,133	b	2,454,797
Express Scripts Holding	112,934	b	10,171,965
HCA Holdings	44,257	b	4,116,344
Henry Schein	12,887	b	1,907,018
Humana	23,103		4,206,825
Intuitive Surgical	5,664	b	3,019,875
Laboratory Corporation of America
Holdings	15,338	b	1,952,374
McKesson	35,682		7,870,379
Medtronic	219,814		17,231,219
Patterson	11,984		601,117
Quest Diagnostics	22,426		1,655,263
St. Jude Medical	43,175		3,187,179
Stryker	46,500		4,755,555
Tenet Healthcare	16,340	b	919,942
UnitedHealth Group	146,415		17,774,781
Universal Health Services, Cl. B	14,077		2,044,403
Varian Medical Systems	15,850	a,b	1,364,209
Zimmer Biomet Holdings	26,335		2,740,683
			146,306,717

Household & Personal Products--1.8%
Clorox	20,209		2,262,195
Colgate-Palmolive	131,424		8,939,460
Estee Lauder, Cl. A	34,446		3,069,483
Kimberly-Clark	55,747		6,409,233
Procter & Gamble	417,745		32,041,042
			52,721,413
Insurance--2.8%
ACE	50,800		5,525,516
Aflac	67,788		4,341,821
Allstate	63,385		4,370,396
American International Group	206,594		13,246,807
Aon	43,270		4,360,318
Assurant	9,858		735,407
Chubb	35,647		4,431,992
Cincinnati Financial	22,607		1,248,132
Genworth Financial, Cl. A	80,562	b	564,740
Hartford Financial Services Group	65,120		3,096,456
Lincoln National	39,603		2,230,441
Loews	44,698		1,703,441
Marsh & McLennan	82,740		4,793,956
MetLife	172,465		9,613,199
Principal Financial Group	40,997		2,275,743
Progressive	82,631		2,520,245
Prudential Financial	70,166		6,199,868
Torchmark	20,403		1,257,029
Travelers	49,615		5,265,144
Unum Group	36,918		1,323,141
XL Group	47,062		1,789,297
			80,893,089
Materials--2.9%
Air Products & Chemicals	29,404		4,190,364
Airgas	10,791		1,100,898
Alcoa	188,486		1,860,357
Avery Dennison	13,938		848,127
Ball	21,809		1,479,523
CF Industries Holdings	36,495		2,160,504
Dow Chemical	167,966		7,904,480

E.I. du Pont de Nemours & Co.	139,026		7,752,090
Eastman Chemical	23,370		1,832,208
Ecolab	41,294		4,782,258
FMC	21,628		1,049,823
Freeport-McMoRan	162,034		1,903,900
International Flavors & Fragrances	12,462		1,440,483
International Paper	64,500		3,087,615
LyondellBasell Industries, Cl. A	61,180		5,740,519
Martin Marietta Materials	9,531		1,494,651
Monsanto	73,001		7,438,072
Mosaic	47,402		2,035,442
Newmont Mining	81,492		1,399,218
Nucor	47,999		2,118,676
Owens-Illinois	26,619	b	568,316
PPG Industries	41,992		4,551,093
Praxair	44,620		5,092,927
Sealed Air	30,981		1,647,260
Sherwin-Williams	12,059		3,349,508
Sigma-Aldrich	18,661		2,605,262
Vulcan Materials	21,115		1,921,887
WestRock	40,318		2,542,453
			83,897,914
Media--3.4%
Cablevision Systems (NY Group), Cl. A	33,833		954,767
CBS, Cl. B	70,654		3,777,869
Comcast, Cl. A	386,844		24,142,934
Discovery Communications, Cl. A	24,298	a,b	802,320
Discovery Communications, Cl. C	40,121	b	1,215,666
Interpublic Group of Companies	61,169		1,302,900
News Corp., Cl. A	80,582	b	1,186,973
Omnicom Group	38,351		2,802,691
Scripps Networks Interactive, Cl. A	14,004	a	876,370
TEGNA	36,017		1,049,175
Time Warner	127,647		11,238,042
Time Warner Cable	43,709		8,305,147
Twenty-First Century Fox, Cl. A	274,204		9,457,296

Viacom, Cl. B	54,378		3,099,546
Walt Disney	241,192		28,943,040
			99,154,736
Pharmaceuticals, Biotech & Life Sciences--10.4%
AbbVie	265,353		18,577,364
Agilent Technologies	50,005		2,047,705
Alexion Pharmaceuticals	34,505	b	6,812,667
Allergan	60,702	b	20,101,467
Amgen	117,615		20,769,633
Baxalta	83,016		2,725,415
Biogen	36,257	b	11,558,006
Bristol-Myers Squibb	257,871		16,926,652
Celgene	121,953	b	16,006,331
Eli Lilly & Co.	150,373		12,708,022
Endo International	31,214	b	2,732,474
Gilead Sciences	226,206		26,660,639
Hospira	26,634	b	2,382,411
Johnson & Johnson	427,098		42,799,491
Mallinckrodt	18,480	b	2,290,781
Merck & Co.	434,833		25,637,754
Mylan	62,766	b	3,514,268
PerkinElmer	17,539		928,164
Perrigo Company	22,583		4,340,453
Pfizer	948,113		34,188,955
Regeneron Pharmaceuticals	11,652	b	6,451,246
Thermo Fisher Scientific	61,556		8,588,909
Vertex Pharmaceuticals	37,679	b	5,086,665
Waters	12,580	b	1,679,304
Zoetis	76,301		3,737,223
			299,251,999
Real Estate--2.6%
American Tower	64,599	c	6,144,011
Apartment Investment & Management, Cl. A	22,586	c	882,661
AvalonBay Communities	20,685	c	3,564,853
Boston Properties	23,685	c	2,919,887
CBRE Group, Cl. A	44,192	b	1,677,970
Crown Castle International	52,171	c	4,273,327

Equinix	8,708		2,428,748
Equity Residential	55,378	c	4,142,828
Essex Property Trust	10,060	c	2,262,595
General Growth Properties	96,874	c	2,629,160
HCP	69,857	c	2,699,274
Health Care	53,881	c	3,737,725
Host Hotels & Resorts	116,998	c	2,267,421
Iron Mountain	29,029		872,321
Kimco Realty	61,216	c	1,512,647
Macerich	21,721	c	1,719,434
Plum Creek Timber	27,112	c	1,111,592
Prologis	78,975	c	3,207,175
Public Storage	22,532	c	4,623,116
Realty Income	34,724	a,c	1,676,822
Simon Property Group	47,823	c	8,953,422
SL Green Realty	15,218	c	1,752,201
Ventas	51,014	c	3,422,529
Vornado Realty Trust	27,638	c	2,696,087
Weyerhaeuser	79,211	c	2,430,986
			73,608,792
Retailing--5.1%
Advance Auto Parts	11,328		1,973,451
Amazon.com	58,779	b	31,514,361
AutoNation	11,051	b	688,919
AutoZone	4,954	b	3,472,457
Bed Bath & Beyond	26,601	a,b	1,735,183
Best Buy	43,424		1,402,161
CarMax	32,343	b	2,086,447
Dollar General	46,176		3,711,165
Dollar Tree	34,356	b	2,680,799
Expedia	15,284		1,856,089
GameStop, Cl. A	14,788	a	678,030
Gap	39,761		1,450,481
Genuine Parts	23,588		2,098,153
Home Depot	199,894		23,393,595
Kohl's	30,880		1,893,562
L Brands	38,075		3,073,414
Lowe's	144,565		10,027,028

Macy's	52,125		3,599,753
Netflix	64,986	b	7,428,550
Nordstrom	21,440		1,636,086
O'Reilly Automotive	15,695	b	3,771,665
Priceline Group	7,955	b	9,892,599
Ross Stores	63,938		3,398,944
Signet Jewelers	10,016		1,214,140
Staples	95,423		1,403,672
Target	98,016		8,022,610
The TJX Companies	104,271		7,280,201
Tiffany & Co.	17,877		1,710,829
Tractor Supply	21,214		1,962,719
TripAdvisor	17,759	b	1,409,709
Urban Outfitters	15,452	b	504,044
			146,970,816
Semiconductors & Semiconductor Equipment--2.2%
Altera	46,481		2,308,246
Analog Devices	48,482		2,827,955
Applied Materials	186,361		3,235,227
Avago Technologies	39,573		4,952,165
Broadcom, Cl. A	84,068		4,254,681
First Solar	11,591	b	513,481
Intel	729,944		21,131,879
KLA-Tencor	23,869		1,266,250
Lam Research	23,868		1,834,733
Linear Technology	36,338		1,489,858
Microchip Technology	31,232	a	1,337,979
Micron Technology	164,375	b	3,042,581
NVIDIA	81,385		1,623,631
Qorvo	22,971	b	1,331,169
Skyworks Solutions	29,318		2,804,853
Texas Instruments	159,525		7,973,060
Xilinx	40,114		1,674,760
			63,602,508
Software & Services--10.9%
Accenture, Cl. A	96,560		9,956,302
Adobe Systems	72,520	b	5,945,915
Akamai Technologies	27,865	b	2,137,524

Alliance Data Systems	9,703	b	2,668,713
Autodesk	35,674	b	1,804,391
Automatic Data Processing	72,710		5,800,077
CA	47,554		1,385,486
Citrix Systems	25,516	b	1,929,265
Cognizant Technology Solutions,Cl. A	95,045	b	5,997,340
Computer Sciences	20,592		1,347,335
eBay	169,992	b	4,780,175
Electronic Arts	47,343	b	3,387,392
Facebook, Cl. A	324,235	b	30,481,332
Fidelity National Information Services	44,100		2,885,463
Fiserv	36,012	b	3,128,002
Google, Cl. A	44,050	b	28,962,875
Google, Cl. C	44,261	b	27,690,124
International Business Machines	141,455		22,914,295
Intuit	42,765		4,523,254
MasterCard, Cl. A	148,972		14,509,873
Microsoft	1,246,250		58,199,875
Oracle	490,441		19,588,214
Paychex	49,498		2,296,707
PayPal Holdings	169,992		6,578,690
Red Hat	28,338	b	2,240,969
salesforce.com	93,303	b	6,839,110
Symantec	106,772		2,427,995
Teradata	22,076	b	819,240
Total System Services	24,294		1,122,869
VeriSign	16,174	a,b	1,147,384
Visa, Cl. A	297,409		22,406,794
Western Union	79,127		1,601,530
Xerox	161,583		1,780,645
Yahoo!	135,573	b	4,971,462
			314,256,617
Technology Hardware & Equipment--6.5%
Amphenol, Cl. A	47,705		2,691,039
Apple	887,854		107,696,690
Cisco Systems	785,860		22,334,141

Corning	194,971		3,642,058
EMC	300,819		8,089,023
F5 Networks	11,439	b	1,534,427
FLIR Systems	21,125		650,439
Harris	18,913		1,568,644
Hewlett-Packard	280,597		8,563,820
Juniper Networks	56,058		1,593,168
Motorola Solutions	29,559		1,778,269
NetApp	46,677		1,453,989
QUALCOMM	250,560		16,133,558
SanDisk	31,272		1,885,389
Seagate Technology	48,021		2,429,863
TE Connectivity	62,000		3,777,040
Western Digital	33,337		2,868,982
			188,690,539
Telecommunication Services--2.3%
AT&T	945,600		32,850,155
CenturyLink	87,481		2,501,957
Frontier Communications	177,711		838,796
Level 3 Communications	44,267	b	2,235,484
Verizon Communications	627,881		29,378,552
			67,804,944
Transportation--2.1%
American Airlines Group	107,370		4,305,537
C.H. Robinson Worldwide	22,929		1,608,469
CSX	152,388		4,766,697
Delta Air Lines	125,646		5,571,144
Expeditors International of
Washington	29,107		1,364,245
FedEx	40,535		6,948,510
J.B. Hunt Transport Services	14,242		1,198,037
Kansas City Southern	17,327		1,718,665
Norfolk Southern	47,360		3,993,869
Ryder System	7,995		723,707
Southwest Airlines	103,788		3,757,126
Union Pacific	135,536		13,226,958
United Parcel Service, Cl. B	107,004		10,952,929
			60,135,893

Utilities--2.9%
AES	105,234		1,346,995
AGL Resources	18,391		884,239
Ameren	37,509		1,540,870
American Electric Power	76,016		4,300,225
CenterPoint Energy	63,404		1,226,233
CMS Energy	40,488		1,387,119
Consolidated Edison	46,123		2,932,962
Dominion Resources	91,750		6,578,475
DTE Energy	27,799		2,236,708
Duke Energy	107,094		7,948,517
Edison International	50,444		3,027,144
Entergy	28,592		2,030,604
Eversource Energy	47,757		2,374,478
Exelon	131,507		4,220,060
FirstEnergy	64,725		2,198,061
NextEra Energy	68,397		7,195,364
NiSource	50,286		877,994
NRG Energy	53,105		1,192,207
Pepco Holdings	41,023		1,094,494
PG&E	74,223		3,897,450
Pinnacle West Capital	17,561		1,083,689
PPL	101,338		3,223,562
Public Service Enterprise Group	76,999		3,208,548
SCANA	20,873		1,143,840
Sempra Energy	36,004		3,664,487
Southern	140,342		6,277,498
TECO Energy	36,163		799,926
WEC Energy Group	49,657		2,433,193
Xcel Energy	79,523		2,757,062
			83,082,004
Total Common Stocks
(cost $1,083,670,017)			2,862,947,062
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.05%, 12/10/15	580,000	[d]	579,839
0.14%, 9/17/15	325,000	[d]	324,983

Total Short-Term Investments
(cost $904,835)		904,822

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,742,682)	14,742,682 [e]	14,742,682
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,687,135)	5,687,135 [e]	5,687,135
Total Investments (cost $1,105,004,669)	100.2%	2,884,281,701
Liabilities, Less Cash and Receivables	(.2%)	(5,492,255)
Net Assets	100.0%	2,878,789,446

a Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $28,572,344 and the value of the collateral held by the fund was $29,166,290, consisting of cash collateral of $5,687,135 and U.S. Government and
Agency securities valued at $23,479,155.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $1,779,277,032 of which $1,810,759,805 related to appreciated investment securities and $31,482,773 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.9
Pharmaceuticals, Biotech & Life Sciences	10.4
Capital Goods	7.2
Energy	7.1
Technology Hardware & Equipment	6.5
Banks	6.3
Food, Beverage & Tobacco	5.3

Diversified Financials	5.1
Health Care Equipment & Services	5.1
Retailing	5.1
Media	3.4
Materials	2.9
Utilities	2.9
Insurance	2.8
Real Estate	2.6
Food & Staples Retailing	2.5
Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Transportation	2.1
Consumer Services	1.9
Household & Personal Products	1.8
Consumer Durables & Apparel	1.5
Automobiles & Components	1.0
Short-Term/Money Market Investments	.7
Commercial & Professional Services	.6
100.2

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Apppreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	161	16,892,120	September 2015	189,784

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,854,830,563	-	-	2,854,830,563
Equity Securities - Foreign Common Stocks+	8,116,499	-	-	8,116,499
Mutual Funds	20,429,817	-	-	20,429,817
U.S. Treasury	-	904,822	-	904,822
Other Financial Instruments:
Financial Futures++	189,784	-	-	189,784

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

ative instrument that was held by the fund at period end July 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

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